INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES, NET
	As of December 31,
	2023	2024

Goods for retail sales	753,055	677,730
Less: reserve for obsolete inventories	(78,526)	(75,830)
	674,529	601,900